LOANS PAYABLE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
LOANS PAYABLE

16. LOANS PAYABLE

As at	September 30, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Fair value adjustment	-	(4,891)
Repayment of loans payable	(5,060)	(6,746)
Accretion expense	3,893	4,891
Ending balance	$85,404	$86,571

Which consists of:

	September 30, 2023	December 31, 2022
Current loans payable	$85,404	$81,512
Non-current loans payable	-	5,059
Ending balance	$85,404	$86,571

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)

16. LOANS PAYABLE (CONT’D)

	Start Date	Maturity Date	Rate	Carrying Value September 30, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2023-12-31	0%	$39,329	$37,383
CEBA	2021-04-23	2023-12-31	0%	39,329	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	6,746	11,805
Total				$85,404	$86,571

The CEBA loans are unsecured, and the vehicle loan is secured by the vehicle.